                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number        811-07941
                                          -------------------------------------

                            Merrimac Master Portfolio
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             200 Clarendon Street, P.O. Box 9130, Boston, MA        02117
-------------------------------------------------------------------------------
                 (Address of principal executive offices)        (Zip code)

Susan C. Mosher, Secretary of the Merrimac Master Portfolio
Mail Code LEG 13  200 Clarendon Street, Boston, MA                  02117
-------------------------------------------------------------------------------
                     (Name and address of agent for service)
With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:     (888) 637-7622
                                                        -----------------------

Date of fiscal year end:   12/31/2005
                           --------------------------

Date of reporting period:  06/30/2005
                           --------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

         The semi-annual report for the period January 1, 2005 through June 30, 2005 is filed herewith.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 32.7%
ABN Amro North American Finance....................        3.32%             08/15/05       $       25,000,000   $     24,896,563
Amstel Funding Corporation.........................         3.12             07/25/05               14,000,000         13,971,067
AWB Harvest Finance Ltd............................      3.32-3.34           09/30/05               45,000,000         44,625,510
Bank of America Corporation........................         3.11             07/18/05               15,000,000         14,978,113
Banque Generale Du Luxembourg......................         3.27             09/01/05               10,000,000          9,944,200
Caisse Nationale des Caisses d'Epargne.............         3.10             07/08/05               12,000,000         11,992,814
                                  .................         3.31             10/06/05               45,000,000         44,604,120
Citigroup Global Markets Holdings..................         3.11             07/18/05               30,000,000         29,956,224
CRC Funding LLC....................................         3.09             07/06/05               20,000,000         19,991,472
                ...................................         3.09             07/11/05               10,000,000          9,991,445
                ...................................         3.13             07/19/05               20,000,000         19,968,900
Crown Point Capital Corporation LLC................         3.26             08/08/05               20,000,000         19,931,600
                                 ..................         3.40             09/12/05               18,148,000         18,023,616
Depfa Bank PLC.....................................         3.21             08/29/05               25,000,000         24,870,118
Edison Asset Securitization........................         3.25             08/12/05               28,000,000         27,894,486
                       ............................         3.21             09/02/05               30,000,000         29,833,050
Eiffel Funding LLC.................................         3.12             07/11/05               15,000,000         14,987,084
                 ..................................         3.20             08/08/05               13,000,000         12,956,363
Fairway Finance Corporation........................         3.30             09/22/05               14,408,000         14,300,040
Grampian Funding Ltd...............................         3.22             08/22/05                6,000,000          5,972,484
                    ...............................         3.30             09/20/05               22,500,000         22,334,963
Ivory Funding Corporation..........................         3.09             07/15/05                8,554,000          8,543,788
                       ............................         3.12             07/25/05               22,288,000         22,241,938
                       ............................         3.37             09/15/05               10,000,000          9,929,489
Jupiter Securitization Corporation.................         3.10             07/07/05               25,000,000         24,987,124
Kittyhawk Funding Corporation......................         3.08             07/06/05                9,000,000          8,996,163
Park Avenue Receivables Corporation................         3.10             07/11/05               20,000,000         19,982,834
                                 ..................         3.27             07/22/05               27,500,000         27,447,704
Preferred Receivables Funding Corporation..........         3.38             07/01/05               29,155,000         29,155,000
Rabobank USA Financial Corporation.................         3.35             07/01/05               50,000,000         50,000,000
Thunder Bay Funding LLC............................         3.26             08/15/05               20,000,000         19,919,000
White Pine Finance LLC.............................         3.29             09/23/05               10,173,000         10,096,092
                                                                                                                 ----------------
                                                                                                                      667,323,364
                                                                                                                 ----------------
VARIABLE RATE NOTES * - 35.1%
Bank of America Corporation........................         3.07             07/01/05               35,000,000         35,000,000
Bank One NA........................................         3.07             07/18/05               21,500,000         21,523,284
Bear Stearns - EMC Mortgage Corporation............         3.59             07/01/05               40,000,000         40,000,000
Bear Stearns Companies, Inc........................         2.98             07/05/05               25,000,000         25,000,000
Beta Finance, Inc..................................         3.05             07/01/05               25,000,000         25,000,276
Canadian Imperial Bank of Commerce NY..............         3.11             07/05/05               10,000,000          9,997,387
                                     ..............         3.19             07/15/05               18,000,000         18,013,590
Citigroup Global Markets Holdings..................         3.43             09/29/05               15,000,000         15,004,755
Credit Suisse First Boston USA, Inc................         3.13             07/06/05               55,000,000         55,001,944
Dorada Finance, Inc................................         3.35             08/25/05               35,000,000         34,995,872
General Electric Capital Corporation...............         3.14             08/03/05               20,000,000         20,027,994
Goldman Sachs Group, Inc., Promissory Note+........         3.35             07/01/05               60,000,000         60,000,000
K2 (USA) LLC.......................................         3.18             07/15/05               15,000,000         14,999,780
             ......................................         3.36             09/15/05               15,000,000         14,998,920
Links Securities LLC...............................         3.10             07/05/05               55,000,000         54,987,432
Morgan Stanley, Dean Witter & Co...................         3.15             07/01/05               50,000,000         50,000,000
                               ....................         2.83             07/15/05               10,000,000         10,000,000
Royal Bank of Canada...............................         2.99             07/11/05               14,000,000         14,000,000
Sigma Finance Corporation..........................         3.18             07/15/05               10,000,000          9,999,388
                        ...........................         3.11             07/18/05               20,000,000         20,005,364
                        ...........................         3.07             08/16/05               25,000,000         24,998,416
Tango Finance Corporation..........................         3.15             07/01/05               28,000,000         27,998,706
Wells Fargo Financial..............................         3.17             07/15/05               25,000,000         25,008,054

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES * (CONTINUED)
Westpac Banking Corporation........................        3.24%             09/12/05       $       50,000,000   $     50,000,000
White Pine Finance LLC.............................         3.10             07/05/05               39,400,000         39,393,204
                                                                                                                 ----------------
                                                                                                                      715,954,366
                                                                                                                 ----------------
CORPORATE DEBT - 3.5%
BMW US Capital LLC.................................         3.82             06/07/06                9,000,000          9,026,950
Caterpillar Finance Services Corporation...........         3.77             05/01/06                5,576,000          5,674,502
Citigroup Commercial Credit........................         3.66             03/15/06               10,040,000         10,193,047
General Electric Capital Corporation...............         3.68             03/30/06               16,000,000         16,194,272
Household Finance Corporation......................      3.55-3.67           01/24/06               19,500,000         19,813,582
Merrill Lynch & Co., Inc...........................         3.76             05/16/06               10,000,000         10,202,233
                                                                                                                 ----------------
                                                                                                                       71,104,586
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corporation.............         3.65             02/15/06               10,000,000          9,892,078
                                                                                                                 ----------------
CERTIFICATES OF DEPOSIT - 8.1%
Banque Nationale de Paris..........................         3.10             07/12/05               50,000,000         50,000,000
Barclays Bank PLC NY...............................         3.09             07/21/05               25,000,000         25,000,138
                    ...............................         3.37             11/09/05               30,000,000         30,000,536
First Tennessee Bank NA............................         3.10             07/11/05               15,000,000         15,000,000
Societe Generale Euro..............................         3.20             09/15/05               25,000,000         25,000,000
Toronto Dominion Bank..............................         3.57             02/10/06               10,000,000         10,000,303
                     ..............................         3.58             02/17/06               10,000,000         10,000,312
                                                                                                                 ----------------
                                                                                                                      165,001,289
                                                                                                                 ----------------
TIME DEPOSITS - 10.6%
Keybank............................................         3.25             07/01/05               50,000,000         50,000,000
RBC Centura Bank...................................         3.34             07/01/05               55,000,000         55,000,000
Suntrust Bank......................................         3.25             07/01/05               50,000,000         50,000,000
US Bank Trust NA...................................         3.28             07/01/05               61,000,000         61,000,000
                                                                                                                 ----------------
                                                                                                                      216,000,000
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 0.9%
Residential Mortgage Acceptance Corporation
  2004-NS2A A1*....................................         3.21             07/12/05               18,643,460         18,643,460
                                                                                                                 ----------------
REPURCHASE AGREEMENTS - 8.3%
Credit Suisse First Boston Repurchase Agreement,
dated 06/30/05, with a maturity value of
$171,016,150, collateralized by U.S. Government
Agency Obligations with rates ranging from 4.00% to
7.00% and maturities ranging from 06/01/17 to
03/01/34, with an aggregate market value of
$174,422,176.......................................         3.40             07/01/05              171,000,000        171,000,000
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                                                                        2,034,919,143

Other assets and liabilities, net - 0.3%                                                                                5,243,090
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  2,040,162,233
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+ Illiquid security

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

        Variable Rate Notes                                     35.1%
        Commercial Paper                                        32.7%
        Time Deposits                                           10.6%
        Repurchase Agreements                                    8.3%
        Certificates of Deposits                                 8.1%
        Corporate Debt                                           3.5%
        Asset Backed Securities                                  0.9%
        U.S. Government Agency Fixed Rate Obligations            0.5%
        Other Assets and Liabilities, Net                        0.3%

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 63.8%
Amstel Funding Corporation.........................        3.12%             07/25/05       $        6,000,000   $      5,987,600
Atlantic Asset Securitization Corporation..........         3.29             07/20/05                5,000,000          4,991,344
Banque Generale du Luxembourg......................         3.13             07/25/05                6,000,000          5,987,560
Blue Ridge Asset Funding Corporation...............         3.13             08/02/05                5,000,000          4,986,178
Caisse Nationale des Caisses d'Epargne.............         3.10             07/08/05                5,770,000          5,766,545
Ciesco LLC.........................................         3.35             08/18/05                5,000,000          4,977,800
CRC Funding LLC....................................         3.45             10/06/05                5,000,000          4,953,925
Crown Point Capital Corporation LLC................         3.26             08/08/05                2,665,000          2,655,886
Danske Corporation.................................         3.16             07/07/05                5,500,000          5,497,103
Edison Asset Securitization........................         3.31             09/12/05                5,400,000          5,364,303
Eiffel Funding LLC.................................         3.16             08/01/05                6,000,000          5,983,829
Fairway Finance Corporation........................         3.29             07/26/05                5,000,000          4,988,611
Grampian Funding Ltd...............................         3.30             09/20/05                5,000,000          4,963,325
Ivory Funding Corporation..........................         3.09             07/15/05                6,000,000          5,992,848
Jupiter Securitization Corporation.................         3.29             07/14/05                5,368,000          5,361,623
Links Securities LLC...............................         3.18             08/08/05                6,000,000          5,980,050
Old Line Funding Corporation.......................         3.07             07/05/05                6,000,000          5,997,966
Park Avenue Receivables Corporation................         3.10             07/11/05                5,000,000          4,995,708
Picaros Funding LLC................................         3.13             07/26/05                5,000,000          4,989,237
Rabobank USA Financial Corporation.................         3.08             07/01/05                6,000,000          6,000,000
Shell Finance (UK) PLC.............................         3.40             09/26/05                5,000,000          4,959,279
Sigma Finance Corporation..........................         3.13             07/22/05                3,500,000          3,493,650
Thunder Bay Funding LLC............................         3.26             08/15/05                5,541,000          5,518,559
UBS Finance........................................         3.07             07/05/05                3,365,000          3,363,860
White Pine Finance LLC.............................         3.17             08/04/05                5,000,000          4,985,172
                                                                                                                 ----------------
                                                                                                                      128,741,961
                                                                                                                 ----------------
VARIABLE RATE NOTES * - 27.8%
American Honda Finance Corporation.................         3.25             08/22/05                4,000,000          4,002,123
Bank of America Corporation........................         3.07             07/01/05                4,500,000          4,500,000
Canadian Imperial Bank of Commerce NY..............         3.19             07/15/05                5,000,000          5,003,774
                                     ..............         3.27             08/30/05                1,300,000          1,299,822
Citigroup Commercial Credit........................         3.23             08/19/05                3,050,000          3,054,127
Credit Suisse First Boston USA, Inc................         3.21             08/10/05                4,000,000          4,001,147
Dorada Finance, Inc................................         3.35             08/25/05                5,000,000          4,999,410
General Electric Capital Corporation...............         2.69             07/18/05                5,400,000          5,402,370
Goldman Sachs Group, Inc., Promissory Note+........         3.35             07/01/05                5,000,000          5,000,000
HBOS Treasury Services PLC.........................         3.43             09/30/05                3,000,000          3,001,571
K2 (USA) LLC.......................................         3.05             07/15/05                5,000,000          5,000,775
National City Bank of Indiana......................         3.03             09/16/05                5,000,000          5,001,377
Nationwide Building Society........................         3.26             09/28/05                2,500,000          2,499,848
Royal Bank of Canada...............................         2.99             07/11/05                1,000,000          1,000,000
Sigma Finance Corporation..........................         3.22             07/18/05                2,290,000          2,289,729
                                                                                                                 ----------------
                                                                                                                       56,056,073
                                                                                                                 ----------------
CORPORATE DEBT - 3.6%
Bank of America Corporation........................         2.65             09/15/05                1,250,000          1,261,770
Swiss Bank Corporation NY..........................         3.02             07/15/05                  500,000            500,660
Wells Fargo Financial..............................         2.27             08/24/05                5,350,000          5,388,957
                                                                                                                 ----------------
                                                                                                                        7,151,387
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 1.6%
Federal Home Loan Bank.............................         3.10             07/08/05                3,250,000          3,248,041
                                                                                                                 ----------------
ASSET BACKED SECURITIES - 2.7%
Residential Mortgage Acceptance Corporation
  2004-NS2A A1*....................................         3.10             07/12/05                4,474,430          4,474,430
USAA Auto Owner Trust 2004-3 A1....................         2.41             11/15/05                1,061,130          1,061,130
                                                                                                                 ----------------
                                                                                                                        5,535,560
                                                                                                                 ----------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                      VALUE
                                                                                                  SHARES             (NOTE 1)

---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 0.0%
JP Morgan Chase Institutional Prime Money Market
  Fund.............................................                                                     46,719   $         46,719
                                                                                                                 ----------------
                                                                                                                           46,719
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 99.5%                                                                          200,779,741

Other assets and liabilities, net - 0.5%                                                                                  929,810
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $    201,709,551
                                                                                                                 ================
NOTES TO SCHEDULE OF INVESTMENTS:


* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+ Illiquid security

        Commercial Paper                                        63.8%
        Variable Rate Notes                                     27.8%
        Corporate Debt                                           3.6%
        Asset Backed Securities                                  2.7%
        U.S. Government Agency Fixed Rate Obligations            1.6%
        Mutual Funds                                             0.0%
        Other Assets and Liabilities, Net                        0.5%

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC TREASURY PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                               YIELD TO                   PAR          VALUE
                               MATURITY     MATURITY     VALUE        (NOTE 1)
--------------------------------------------------------------------------------
TREASURY OBLIGATIONS
U.S. Treasury Bills - 92.4%
               ............     2.75%      07/07/05  $ 20,000,000  $ 19,991,040
               ............  2.83 - 2.87   07/14/05    35,000,000    34,964,895
               ............  2.77 - 2.93   08/11/05    55,000,000    54,824,754
               ............  2.87 - 2.89   08/18/05    20,000,000    19,924,800
               ............     2.96       08/25/05    30,000,000    29,866,854
               ............  2.92 - 2.98   09/01/05    30,000,000    29,850,338
               ............     2.99       09/08/05    20,000,000    19,887,875
               ............  3.06 - 3.14   09/22/05    25,000,000    24,825,712
               ............     3.09       09/29/05     7,000,000     6,947,150
               ............     3.21       10/20/05     5,000,000     4,951,669
                                                                   ------------
                                                                    246,035,087
                                                                   ------------

                                                            SHARES
                                                         ------------
MUTUAL FUNDS - 7.6%
Dreyfus Treasury Prime Cash
  Fund.....................                             9,750,499     9,750,499
Nations Treasury Reserve
  Money Market Fund........                            10,404,430    10,404,430
                                                                   ------------
                                                                     20,154,929
                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                       266,190,016

Other assets and liabilities, net - (0.0%)                              (20,046)
                                                                   ------------

NET ASSETS - 100.0%                                                $266,169,970
                                                                   ============

                     COMPOSITION OF NET ASSETS (UNAUDITED)

        Treasury Obligations                                    92.4%
        Mutual Funds                                             7.6%
        Other Assets and Liabilities, Net                        0.0%

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                YIELD TO                PAR           VALUE
                                MATURITY  MATURITY     VALUE         (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 100.0%

Bear Stearns Repurchase
Agreement, dated 06/30/05,
with a maturity value of
$200,015,000, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 12.50% and maturities
ranging from 07/07/05 to
02/15/25, with an aggregate
market value of
$204,095,048..................   2.70%   07/01/05  $200,000,000  $  200,000,000

Bear Stearns Repurchase
Agreement, dated 06/30/05,
with a maturity value of
$250,022,917, collateralized
by U.S. Government Agency and
U.S. Treasury Obligations with
rates ranging from 0.00% to
6.75% and maturities ranging
from 07/13/05 to 03/15/31,
with an aggregate market value
of $255,002,648...............   3.30    07/01/05   250,000,000     250,000,000

Citigroup Repurchase
Agreement, dated 06/30/05,
with a maturity value of
$235,017,951, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 8.60% and maturities
ranging from 07/21/05 to
04/15/32, with an aggregate
market value of
$239,700,815..................   2.75    07/01/05   235,000,000     235,000,000

Credit Suisse First Boston
Repurchase Agreement, dated
06/30/05, with a maturity
value of $100,009,306,
collateralized by U.S.
Government Agency Obligations
with rates ranging from 5.125%
to 6.25% and maturities
ranging from 02/01/11 to
07/15/12, with an aggregate
market value of $102,003,601..   3.35    07/01/05   100,000,000     100,000,000

JP Morgan Repurchase
Agreement, dated 06/30/05,
with a maturity value of
$200,015,000, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 5.875% and maturities
ranging from 02/15/09 to
08/15/25, with an aggregate
market value of
$204,001,474..................   2.70    07/01/05   200,000,000     200,000,000

Merrill Lynch Repurchase
Agreement, dated 06/30/05,
with a maturity value of
$230,017,889, collateralized
by U.S. Treasury Obligations
with rates ranging from 0.00%
to 9.125% and maturities
ranging from 05/15/18 to
11/15/27, with an aggregate
market value of
$234,601,226..................   2.80    07/01/05   230,000,000     230,000,000

Morgan Stanley Repurchase
Agreement, dated 06/30/05,
with a maturity value of
$411,385,555, collateralized
by U.S. Treasury Obligations
with rates raniging from 0.00%
to 8.50% and maturities
ranging from 11/15/16 to
02/15/27, with an aggregate
market value of
$419,579,965..................   2.90    07/01/05   411,352,418     411,352,418

Wachovia Captial LLC
Repurchase Agreement, dated
06/30/05, with a maturity
value of $275,021,771,
collateralized by U.S.
Treasury Obligations with
rates ranging from 0.00% to
6.125% and maturities ranging
from 04/30/06 to 11/15/27,
with an aggregate market value
of $280,500,001...............   2.85    07/01/05   275,000,000     275,000,000
                                                                 --------------
                                                                  1,901,352,418
                                                                 --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 100.0%                     1,901,352,418

Other assets and liabilities, net - (0.0%)                             (108,393)
                                                                 --------------

NET ASSETS - 100.0%                                              $1,901,244,025
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

        Repurchase Agreements                                  100.0%
        Other Assets and Liabilities, Net                        0.0%

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 46.9%
Federal Home Loan Bank.............................        3.25%             07/01/05       $       50,000,000   $     50,000,000
                      .............................         3.02             07/06/05               27,214,000         27,202,586
                      .............................         3.01             07/11/05               25,000,000         24,979,167
                   (S).............................         3.10             07/13/05               25,000,000         24,974,250
                       ............................         3.11             07/15/05               13,150,000         13,134,147
                       ............................     3.05 - 3.06          07/20/05               67,688,000         67,579,216
                       ............................         3.07             08/03/05               25,000,000         24,930,104
                       ............................         3.06             08/08/05               25,000,000         24,920,042
                       ............................         3.24             09/02/05               20,000,000         19,887,300
Federal Home Loan Mortgage Corporation.............     2.75 - 3.02          07/05/05               37,325,000         37,313,095
                                      .............     3.05 - 3.13          07/26/05               46,200,000         46,101,225
                                      .............     3.04 - 3.08          07/27/05               47,108,000         47,004,327
                                      .............     3.10 - 3.19          08/01/05               35,329,000         35,233,147
                                      .............     2.89 - 3.16          08/09/05               45,000,000         44,854,779
                                      .............         3.09             08/23/05               25,000,000         24,887,154
                                      .............     3.19 - 3.20          09/21/05               50,000,000         49,640,909
                                      .............         3.27             10/25/05               15,000,000         14,844,367
                                      .............         3.43             11/15/05               14,000,000         13,933,117
                                      .............         3.37             11/29/05               34,200,000         33,723,889
                                      .............         3.36             12/05/05               10,800,000         10,645,041
                                      .............         3.06             01/10/06               20,000,000         19,671,900
Federal National Mortgage Association..............         3.09             07/15/05                8,000,000          8,011,722
                                  #................     3.10 - 3.40          08/01/05               30,550,000         30,471,047
                                   ................         2.84             08/03/05               20,000,000         19,948,025
                                   ................     3.19 - 3.20          08/31/05               57,400,000         57,092,530
                                   ................         3.12             09/01/05               20,000,000         19,893,566
                                   ................         3.30             09/14/05               20,000,000         19,863,750
                                   ................         2.84             11/15/05               15,000,000         14,981,158
                                   ................         2.27             11/17/05                2,900,000          2,892,324
                                   ................         3.40             11/23/05               30,000,000         29,596,416
                                   ................         3.48             12/15/05               10,000,000         10,112,261
                                                                                                                 ----------------
                                                                                                                      868,322,561
                                                                                                                 ----------------
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS* - 16.7%
Federal Farm Credit Bank...........................         3.11             07/20/05               14,025,000         14,023,218
Federal Home Loan Bank.............................     2.94 - 3.03          07/01/05               54,500,000         54,499,770
Federal National Mortgage Association..............         3.22             07/01/05               70,000,000         69,988,128
                                  .................         3.00             07/03/05               25,000,000         24,996,061
                                  .................     3.05 - 3.18          07/06/05               45,000,000         44,994,998
                                  .................         3.12             07/15/05               20,000,000         19,997,204
                                  .................         3.16             07/21/05               25,000,000         24,995,644
                                  .................         3.22             07/29/05               30,000,000         29,992,754
                                  .................         3.36             09/06/05               25,500,000         25,495,282
                                                                                                                 ----------------
                                                                                                                      308,983,059
                                                                                                                 ----------------
REPURCHASE AGREEMENTS - 37.3%
Credit Suisse First Boston Repurchase Agreement,
dated 06/30/05 with a maturity value of
$234,022,100, collateralized by U.S. Government
Agency Obligations with rates of 0.00% and
maturities ranging from 09/01/33 to 12/01/35, with
an aggregate market value of $238,680,118..........         3.40             07/01/05              234,000,000        234,000,000

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          YIELD TO                                 PAR                VALUE
                                                          MATURITY           MATURITY             VALUE              (NOTE 1)
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Goldman Sachs Repurchase Agreement, dated 06/30/05,
with a maturity value of 207,019,665,
collateralized by U.S. Government Agency
Obligations with rates ranging from 0.00% to 5.50%
and maturities ranging from 08/01/34 to 01/01/35,
with an aggregatemarket value of $211,140,000......        3.42%             07/01/05       $      207,000,000   $    207,000,000

Morgan Stanley Repurchase Agreement, dated
06/30/05, with a maturity value of $250,023,611,
collateralized by U.S. Government Agency
Obligations with rates ranging from 3.53% to 6.00%
and maturities ranging from 07/01/17 to 05/01/35,
with an aggregate market value of $255,001,848.....         3.40             07/01/05              250,000,000        250,000,000
                                                                                                                 ----------------
                                                                                                                      691,000,000
                                                                                                                 ----------------

                                                                                                  SHARES
                                                                                            ------------------
MUTUAL FUNDS - 0.1%
Federated Government Obligation Money Market
  Fund.............................................                                                    713,068            713,068
                                                                                                                 ----------------
                                                                                                                          713,068
                                                                                                                 ----------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 101.0%                                                                       1,869,018,688

Other assets and liabilities, net - (1.0%)                                                                            (18,338,607)
                                                                                                                 ----------------

NET ASSETS - 100.0%                                                                                              $  1,850,680,081
                                                                                                                 ================

NOTES TO SCHEDULE OF INVESTMENTS:




  * Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

(S) All or a portion of this security is segregated to cover forward commitments.

  # All or a portion of security is a forward commitment.

    The accompanying notes are an integral part of the financial statements.

                       MERRIMAC U.S. GOVERNMENT PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

        U.S. Government Agency Fixed Rate Obligations           46.9%
        Repurchase Agreements                                   37.3%
        U.S. Government Agency Variable Rate Obligations        16.7%
        Mutual Funds                                             0.1%
        Other assets and liabilities, net                        1.0%

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR          VALUE
                                 MATURITY    MATURITY     VALUE        (NOTE 1)
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 80.5%
ALASKA - 1.5%
Valdez Marine Terminal, BP
  Pipelines, Inc. Project.....      2.30%  07/01/05  $    650,000  $    650,000
Valdez Marine Terminal, Exxon
  Pipeline Co. Project........      2.22   07/01/05     3,000,000     3,000,000
                                                                   ------------
                                                                      3,650,000
                                                                   ------------
CALIFORNIA - 3.6%
California State Department of
  Water Resources, LOC:
  BNP Paribas.................      2.48   07/01/05     9,000,000     9,000,000
                                                                   ------------
COLORADO - 3.0%
Colorado Housing & Finance
  Authority, Insurer: FNMA....      2.22   07/06/05     7,500,000     7,500,000
                                                                   ------------
CONNECTICUT - 7.5%
Connecticut State Health &
  Educational Facilities
  Authority, Yale
  University..................      2.15   07/07/05       350,000       350,000
Connecticut State Health &
  Educational Facilities
  Authority, Yale University,
  LOC: Dexia Credit Local de
  France......................      2.22   07/01/05     8,515,000     8,515,000
Connecticut State Health &
  Educational Facilities, Yale
  University..................      2.30   07/06/05       650,000       650,000
Connecticut State, SPA:
  Bayerische Landesbank.......      2.20   07/07/05     9,100,000     9,100,000
                                                                   ------------
                                                                     18,615,000
                                                                   ------------
GEORGIA - 2.0%
Metropolitan Atlanta Rapid
  Transit Authority, LOC:
  Bayerische Landesbank.......      2.34   07/06/05     5,000,000     5,000,000
                                                                   ------------
ILLINOIS - 12.1%
Chicago Board of Education,
  SPA: Depfa Bank PLC,
  Insurer: FSA................      2.30   07/01/05     9,595,000     9,595,000
Chicago O'Hare International
  Airport, LOC: Societe
  Generale....................      2.19   07/06/05     3,245,000     3,245,000
Illinois Health Facilities
  Authority, Gottlieb Memorial
  Hospital, SPA: Harris Trust
  & Savings Bank..............      2.25   07/06/05     8,600,000     8,600,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  Hospital - St. Luke's
  Medical Center, LOC:
  Northern Trust Company......      2.25   07/06/05     2,000,000     2,000,000
Illinois Health Facilities
  Authority, Rush Presbyterian
  Hospital - St. Luke's
  Medical Center, SPA: Bank
  One N.A., Insurer: MBIA.....      2.25   07/06/05     1,500,000     1,500,000
Illinois State - Series B,
  SPA: Depfa Bank PLC.........      2.40   07/06/05     5,000,000     5,000,000
                                                                   ------------
                                                                     29,940,000
                                                                   ------------
INDIANA - 0.8%
Indiana State Educational
  Facilities Authority,
  University of Notre Dame Du
  Lac, LOC: Bank of America
  NA..........................      2.18   07/07/05     2,000,000     2,000,000
                                                                   ------------
KENTUCKY - 0.0%
Kentucky Economic Development
  Finance Authority, Baptist
  Health Care System, Insurer:
  MBIA........................      2.30   07/01/05       100,000       100,000
                                                                   ------------
MASSACHUSETTS - 8.4%
Boston Water and Sewer
  Commission, LOC: State
  Street Bank and Trust Co....      2.15   07/07/05     5,450,000     5,450,000
Massachusetts State Health &
  Educational Facilities
  Authority, Capital Asset
  Program, LOC: State Street
  Bank & Trust Co., Insurer:
  MBIA........................      2.29   07/01/05     7,425,000     7,425,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR          VALUE
                                 MATURITY    MATURITY     VALUE        (NOTE 1)
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
Massachusetts State, Central
  Artery Project, LOC:
  Landesbank Baden............      2.31%  07/01/05  $  8,000,000  $  8,000,000
Massachusetts State, SPA:
  Landesbank Hessen-Thueringen
  Girozentrale................      2.23   07/07/05       100,000       100,000
                                                                   ------------
                                                                     20,975,000
                                                                   ------------
MICHIGAN - 5.0%
Detroit Water Supply Systems,
  Insurer: FGIC...............      2.24   07/06/05    10,000,000    10,000,000
Michigan State Housing
  Development Authority,
  Insurer: MBIA...............      2.22   07/07/05     2,500,000     2,500,000
                                                                   ------------
                                                                     12,500,000
                                                                   ------------
MINNESOTA - 0.3%
Hennepin County, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................      2.15   07/07/05        65,000        65,000
Minneapolis, LOC: Dexia Credit
  Local de France.............      2.15   07/07/05        65,000        65,000
North Suburban Hospital
  District of Anoka & Ramsey
  Counties, LOC: Wells Fargo
  Bank NA.....................      2.10   07/06/05       500,000       500,000
                                                                   ------------
                                                                        630,000
                                                                   ------------
MISSISSIPPI - 1.6%
Jackson County Port Facility,
  Chevron Corporation.........      2.30   07/01/05     3,900,000     3,900,000
                                                                   ------------
MISSOURI - 5.0%
Missouri State Health &
  Educational Facilities
  Authority, Deaconess Long
  Term Care, LOC: Bank One
  NA..........................      2.26   07/07/05     7,300,000     7,300,000
Missouri State Health &
  Educational Facilities
  Authority, The Washington
  University, SPA: JP Morgan
  Chase Bank..................      2.30   07/01/05     5,220,000     5,220,000
                                                                   ------------
                                                                     12,520,000
                                                                   ------------
NEBRASKA - 3.2%
Lincoln Electric System.......      2.70   07/06/05     8,000,000     8,000,000
                                                                   ------------
NEVADA - 0.5%
Clark County School District,
  SPA: State Street Bank &
  Trust Co., Insurer: FSA.....      2.25   07/01/05     1,210,000     1,210,000
                                                                   ------------
NEW HAMPSHIRE - 2.9%
New Hampshire Health &
  Educational Facilities
  Authority, Dartmouth
  College.....................      2.35   07/06/05     7,090,000     7,090,000
                                                                   ------------
NEW JERSEY - 0.0%
New Jersey Economic
  Development Authority,
  United Water, Inc., SPA:
  Bank of New York, Insurer:
  AMBAC.......................      2.28   07/01/05       110,000       110,000
                                                                   ------------
NEW MEXICO - 4.1%
Hurley Pollution Control
  Revenue Bond, British
  Petroleum Company...........      2.30   07/01/05    10,220,000    10,220,000
                                                                   ------------
NEW YORK - 12.4%
New York City Housing
  Development Corporation
  Multifamily Revenue Bond,
  RBNB Wall Street Owner, LOC:
  HSBC Direct Pay.............      2.20   07/06/05    10,000,000    10,000,000
New York City Transitional
  Finance Authority, New York
  Recovery, SPA: Bank of New
  York........................      2.48   07/01/05       575,000       575,000
New York City, LOC: State
  Street Bank & Trust Co......      2.26   07/01/05     3,575,000     3,575,000
New York City, LOC: Toronto
  Dominion Bank...............      2.19   07/06/05     5,000,000     5,000,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR          VALUE
                                 MATURITY    MATURITY     VALUE        (NOTE 1)
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
New York State Dormitory
  Authority Revenue Bond, LOC:
  Dexia Credit Local de
  France, Insurer: FSA........      2.23%  07/07/05  $    500,000  $    500,000
New York State Housing Finance
  Agency, Normandie CT I, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................      2.20   07/06/05       880,000       880,000
New York State Local
  Government Assistance
  Corporation Tax Revenue
  Bond, LOC: Societe
  Generale....................      2.10   07/06/05    10,280,000    10,280,000
                                                                   ------------
                                                                     30,810,000
                                                                   ------------
NORTH CAROLINA - 2.4%
North Carolina Educational
  Facilities Finance Agency,
  Duke University.............      2.35   07/07/05     5,350,000     5,350,000
North Carolina State, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................      2.18   07/06/05       500,000       500,000
                                                                   ------------
                                                                      5,850,000
                                                                   ------------
PENNSYLVANIA - 1.0%
Delaware County Industrial
  Development Authority,
  General Electric Capital
  Corporation.................      2.20   07/06/05       900,000       900,000
Delaware County Industrial
  Development Authority,
  Resource Recovery Authority,
  General Electric Capital
  Corporation.................      2.20   07/06/05     1,400,000     1,400,000
Lehigh County Industrial
  Development Authority
  Pollution Control Revenue
  Bond, Alleghany Electric
  Cooperative, Inc., LOC:
  Rabobank Nederland..........      2.05   07/06/05        90,000        90,000
                                                                   ------------
                                                                      2,390,000
                                                                   ------------
TEXAS - 1.8%
Harris County Health
  Facilities Development
  Authority, Texas Children's
  Hospital, SPA: JP Morgan
  Chase Bank, Insurer: MBIA...      2.32   07/01/05     3,615,000     3,615,000
Port of Port Arthur Navigation
  District Pollution Control
  Revenue Bond, Texaco,
  Inc.........................      2.30   07/01/05       600,000       600,000
Southwest Higher Education
  Authority, Inc., Southern
  Methodist University, LOC:
  Landesbank Hessen-Thueringen
  Girozentrale................      2.30   07/01/05       185,000       185,000
                                                                   ------------
                                                                      4,400,000
                                                                   ------------
VIRGINIA - 0.1%
Peninsula Port Authority,
  Dominion Terminal
  Associates, LOC: U.S. Bank
  Trust NA....................      2.29   07/01/05       300,000       300,000
                                                                   ------------
WASHINGTON - 0.9%
Washington State Public Power
  Supply System, LOC: Bank of
  America NA..................      2.23   07/06/05       425,000       425,000
Washington State Public Power
  Supply System, LOC: JP
  Morgan Chase Bank...........      2.23   07/06/05     1,800,000     1,800,000
Washington State, SPA:
  Landesbank Hessen-Thueringen
  Girozentrale................      2.13   07/06/05       100,000       100,000
                                                                   ------------
                                                                      2,325,000
                                                                   ------------
WEST VIRGINIA - 0.2%
Marshall County Pollution
  Control Revenue Bond, Ohio
  Power Co., LOC: Royal Bank
  of Scotland.................      2.31   07/01/05       440,000       440,000
                                                                   ------------
WYOMING - 0.2%
Lincoln County Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation...........      2.30   07/01/05       300,000       300,000

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                 YIELD TO                  PAR          VALUE
                                 MATURITY    MATURITY     VALUE        (NOTE 1)
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (CONTINUED)
Sublette County Pollution
  Control Revenue Bond, Exxon
  Mobil Corporation...........      2.30%  07/01/05  $     65,000  $     65,000
                                                                   ------------
                                                                        365,000
                                                                   ------------
                                                                    199,840,000
                                                                   ------------
FIXED RATE DEMAND NOTES - 17.6%
COLORADO - 2.0%
Colorado State General Fund
  Revenue Bond#...............      2.60   07/01/05     5,000,000     5,067,450
                                                                   ------------
FLORIDA - 3.2%
Jacksonville Electrical
  Authority...................      2.73   11/02/05     8,000,000     8,000,000
                                                                   ------------
GEORGIA - 3.2%
Municipal Electricity
  Authority of Georgia, LOC:
  Wachovia Bank NA............      2.48   07/06/05     8,000,000     8,000,000
                                                                   ------------
NEBRASKA - 2.3%
Omaha Public Power District
  Electric Authority..........      2.70   09/07/05     5,700,000     5,700,000
                                                                   ------------
TEXAS - 4.9%
Texas State Tax and Revenue
  Anticipation Notes.......... 1.57-2.10   08/31/05    12,000,000    12,020,887
                                                                   ------------
WISCONSIN - 2.0%
Wisconsin State...............      2.70   10/12/05     5,000,000     5,000,000
                                                                   ------------
                                                                     43,788,337
                                                                   ------------
                                                        SHARES
                                                     ------------
MUTUAL FUNDS - 3.6%
Goldman Sachs Financial Square
  Tax Free Money Market Fund=/
  =...........................                          8,561,465     8,561,465
SEI Tax-Exempt Institutional
  Money Market Fund...........                            455,753       455,753
                                                                   ------------
                                                                      9,017,218
                                                                   ------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 101.7%                       252,645,555

Other assets and liabilities, net - (1.7%)                           (4,312,549)
                                                                   ------------

NET ASSETS - 100.0%                                                $248,333,006
                                                                   ============
NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.
#    All or a portion of security is a forward commitment.
=/= All or a portion of this security is segregated to cover forward commitments.


AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corporation

SPA - Standby Purchase Agreement

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                     COMPOSITION OF NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

        Variable Rate Demand Notes                              80.5%
        Fixed Rate Demand Notes                                 17.6%
        Mutual Funds                                             3.6%
        Other assets and liabilities, net                        1.7%

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  --------------  ---------------  --------------
ASSETS
    Investments, at value
      (Note 1)             $1,863,919,143  $ 200,779,741   $ 266,190,016   $          --   $1,178,018,688   $ 252,645,555
    Repurchase agreements    171,000,000              --              --   1,901,352,418     691,000,000               --
    Cash                         672,214         579,307              --              --         637,040               --
    Interest receivable        4,901,876         369,696          34,143         152,970       1,707,738          794,266
    Prepaid expenses              17,487          36,477           2,619          12,364           7,235            1,664
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total assets       2,040,510,720     201,765,221     266,226,778   1,901,517,752   1,871,370,701      253,441,485
                           -------------   -------------   -------------   -------------   -------------    -------------
LIABILITIES
    Management fee
      payable (Note 2)           269,617          28,153          35,887         233,692         220,400           35,615
    Payable for
      when-issued
      securities                      --              --              --              --      20,442,099        5,067,450
    Accrued expenses              78,870          27,517          20,921          40,035          28,121            5,414
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total liabilities        348,487          55,670          56,808         273,727      20,690,620        5,108,479
                           -------------   -------------   -------------   -------------   -------------    -------------

NET ASSETS APPLICABLE TO
  INVESTORS' BENEFICIAL
  INTERESTS                $2,040,162,233  $ 201,709,551   $ 266,169,970   $1,901,244,025  $1,850,680,081   $ 248,333,006
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                            STATEMENTS OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                CASH           PRIME          TREASURY     TREASURY PLUS   U.S. GOVERNMENT    MUNICIPAL
                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                           --------------  --------------  --------------  --------------  ---------------  --------------
INCOME
    Interest and
      dividends            $  24,578,910   $   2,861,344   $   3,593,477   $  21,860,472   $  14,888,066    $   2,915,810
                           -------------   -------------   -------------   -------------   -------------    -------------
EXPENSES
    Management fees (Note
      2)                       1,663,552         191,259         243,016       1,401,992         952,571          238,630
    Audit                         21,786           7,357           8,103          13,248          11,314            9,291
    Transaction fees               5,600           1,693           1,613           3,499           2,565            2,773
    Legal                         10,637             660           1,323           8,386           6,670            1,417
    Insurance                     20,137           3,603           1,889          15,148           8,777            2,185
    Trustees fees and
      expenses                    30,460           1,891           3,790          24,014          19,102            4,059
    Line of credit fee            37,051           2,300           4,610          29,210          23,235            4,938
    Ratings fee                    4,667          13,687           2,822           3,499              --               --
    Compliance fees and
      expenses                    30,926           3,370           1,912          16,031           8,534            2,310
    Miscellaneous                  4,921           1,965           2,476           2,766           2,458              946
                           -------------   -------------   -------------   -------------   -------------    -------------
        Total expenses         1,829,737         227,785         271,554       1,517,793       1,035,226          266,549
                           -------------   -------------   -------------   -------------   -------------    -------------
        Reduction of
          management fee
          (Note 2)              (958,611)             --              --              --              --               --
                           -------------   -------------   -------------   -------------   -------------    -------------
        Net expenses             871,126         227,785         271,554       1,517,793       1,035,226          266,549
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INVESTMENT INCOME         23,707,784       2,633,559       3,321,923      20,342,679      13,852,840        2,649,261

NET REALIZED LOSS ON
  INVESTMENTS                    (76,498)        (16,897)         (3,016)             --         (12,031)              --
                           -------------   -------------   -------------   -------------   -------------    -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS   $  23,631,286   $   2,616,662   $   3,318,907   $  20,342,679   $  13,840,809    $   2,649,261
                           =============   =============   =============   =============   =============    =============

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      CASH PORTFOLIO                          PRIME PORTFOLIO
                           -------------------------------------   -------------------------------------
                              SIX MONTHS                              SIX MONTHS
                                 ENDED                                   ENDED
                             JUNE 30, 2005        YEAR ENDED         JUNE 30, 2005        YEAR ENDED
                              (UNAUDITED)      DECEMBER 31, 2004      (UNAUDITED)      DECEMBER 31, 2004
                           -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     23,707,784    $     59,431,269    $      2,633,559    $      6,295,442
    Net realized loss on
      investments                   (76,498)         (1,055,687)            (16,897)            (13,483)
                           ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations             23,631,286          58,375,582           2,616,662           6,281,959
                           ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions             7,627,065,322      39,360,152,742          75,834,115       1,319,460,592
    Withdrawals              (7,671,355,698)    (41,812,040,733)       (275,725,417)     (1,126,941,441)
                           ----------------    ----------------    ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions          (44,290,376)     (2,451,887,991)       (199,891,302)        192,519,151
                           ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (20,659,090)     (2,393,512,409)       (197,274,640)        198,801,110
NET ASSETS
    Beginning of period       2,060,821,323       4,454,333,732         398,984,191         200,183,081
                           ----------------    ----------------    ----------------    ----------------
    End of period          $  2,040,162,233    $  2,060,821,323    $    201,709,551    $    398,984,191
                           ================    ================    ================    ================

                                    TREASURY PORTFOLIO
                           -------------------------------------
                              SIX MONTHS
                                 ENDED
                             JUNE 30, 2005        YEAR ENDED
                              (UNAUDITED)      DECEMBER 31, 2004
                           -----------------   -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      3,321,923    $      3,187,271
    Net realized loss on
      investments                    (3,016)               (735)
                           ----------------    ----------------
        Net increase in
          net assets from
          operations              3,318,907           3,186,536
                           ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               224,816,889         574,365,214
    Withdrawals                (273,580,425)       (567,540,350)
                           ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions          (48,763,536)          6,824,864
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (45,444,629)         10,011,400
NET ASSETS
    Beginning of period         311,614,599         301,603,199
                           ----------------    ----------------
    End of period          $    266,169,970    $    311,614,599
                           ================    ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  TREASURY PLUS PORTFOLIO                U.S. GOVERNMENT PORTFOLIO
                           -------------------------------------   -------------------------------------
                              SIX MONTHS                              SIX MONTHS
                                 ENDED            YEAR ENDED             ENDED            YEAR ENDED
                             JUNE 30, 2005       DECEMBER 31,        JUNE 30, 2005       DECEMBER 31,
                              (UNAUDITED)            2004             (UNAUDITED)            2004
                           -----------------   -----------------   -----------------   -----------------
INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $     20,342,679    $     21,093,432    $     13,852,840    $     14,906,275
    Net realized loss on
      investments                        --                  --             (12,031)           (336,064)
                           ----------------    ----------------    ----------------    ----------------
        Net increase in
          net assets from
          operations             20,342,679          21,093,432          13,840,809          14,570,211
                           ----------------    ----------------    ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions             9,785,680,902      20,677,759,464       3,323,253,390       5,180,149,763
    Withdrawals              (9,842,545,976)    (20,102,114,801)     (2,552,782,690)     (4,623,975,823)
                           ----------------    ----------------    ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions          (56,865,074)        575,644,663         770,470,700         556,173,940
                           ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (36,522,395)        596,738,095         784,311,509         570,744,151
NET ASSETS
    Beginning of period       1,937,766,420       1,341,028,325       1,066,368,572         495,624,421
                           ----------------    ----------------    ----------------    ----------------
    End of period          $  1,901,244,025    $  1,937,766,420    $  1,850,680,081    $  1,066,368,572
                           ================    ================    ================    ================

                                    MUNICIPAL PORTFOLIO
                           -------------------------------------
                              SIX MONTHS
                                 ENDED            YEAR ENDED
                             JUNE 30, 2005       DECEMBER 31,
                              (UNAUDITED)            2004
                           -----------------   -----------------

INCREASE (DECREASE) IN
  NET ASSETS
OPERATIONS
    Net investment income  $      2,649,261    $      3,233,089
    Net realized loss on
      investments                        --                  --
                           ----------------    ----------------
        Net increase in
          net assets from
          operations              2,649,261           3,233,089
                           ----------------    ----------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTEREST
    Contributions               302,151,651         760,179,195
    Withdrawals                (374,162,528)       (695,111,102)
                           ----------------    ----------------
        Net increase
          (decrease) from
          investors'
          transactions          (72,010,877)         65,068,093
                           ----------------    ----------------
NET INCREASE (DECREASE)
  IN NET ASSETS                 (69,361,616)         68,301,182
NET ASSETS
    Beginning of period         317,694,622         249,393,440
                           ----------------    ----------------
    End of period          $    248,333,006    $    317,694,622
                           ================    ================

    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           ANNUALIZED RATIOS TO AVERAGE
                                                    NET ASSETS
                                          ------------------------------   NET ASSETS
PERIODS ENDED                                          NET      EXPENSES     END OF
DECEMBER 31, 2004, 2003, 2002    TOTAL              INVESTMENT   BEFORE      PERIOD
2001, 2000 AND JUNE 30, 2005   RETURN(1)  EXPENSES    INCOME     WAIVER  (000S OMITTED)
----------------------------   ---------  --------  ----------  -------- --------------
CASH PORTFOLIO
    2005*                        1.21%      0.09%      2.42%      0.19%  $  2,040,162
    2004                         1.25%      0.16%      1.16%      0.18%     2,060,821
    2003                         1.17%      0.18%      1.16%        --      4,454,334
    2002                         1.87%      0.18%      1.87%        --      5,768,493
    2001                         4.26%      0.18%      3.83%        --      4,992,093
    2000                         6.34%      0.19%      6.34%        --      1,098,004
PRIME PORTFOLIO
    2005*                        1.18%      0.20%      2.34%        --        201,710
    2004                         1.26%      0.20%      1.40%        --        398,984
    2003 (A)                     0.45%      0.22%      0.84%        --        200,183
TREASURY PORTFOLIO
    2005*                        1.16%      0.19%      2.32%        --        266,170
    2004                         1.03%      0.19%      1.03%        --        311,615
    2003                         0.87%      0.19%      0.89%        --        301,603
    2002                         1.55%      0.18%      1.57%        --        362,188
    2001                         3.80%      0.18%      3.60%        --        586,494
    2000                         5.71%      0.20%      5.72%        --        377,706
TREASURY PLUS PORTFOLIO
    2005*                        1.23%      0.18%      2.47%        --      1,901,244
    2004                         1.15%      0.18%      1.18%        --      1,937,766
    2003                         0.92%      0.18%      0.90%        --      1,341,028
    2002                         1.52%      0.19%      1.53%        --        341,947
    2001                         3.72%      0.18%      3.64%        --        235,597
    2000                         6.04%      0.20%      6.03%        --        280,633
U.S. GOVERNMENT SECURITIES
  PORTFOLIO
    2005*                        1.21%      0.18%      2.47%        --      1,850,680
    2004                         1.26%      0.18%      1.32%        --      1,066,369
    2003                         1.09%      0.18%      1.06%        --        495,624
    2002                         1.76%      0.18%      1.77%        --        451,193
    2001                         4.03%      0.18%      3.70%        --        480,608
    2000                         6.08%      0.21%      6.06%        --        186,613
MUNICIPAL PORTFOLIO
    2005*                        0.95%      0.19%      1.89%        --        248,333
    2004                         1.00%      0.18%      1.01%        --        317,695
    2003                         0.81%      0.19%      0.80%        --        249,393
    2002                         1.24%      0.19%      1.23%        --         96,413
    2001 (B)                     1.50%      0.23%      1.87%        --        124,727

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total returns for periods of less than one year are not annualized.

(A)  Commenced Operations June 20, 2003.

(B)  Commenced Operations April 19, 2001.

  *  Unaudited.


    The accompanying notes are an integral part of the financial statements.

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(1)    SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

       B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

       C. FEDERAL INCOME TAXES

       Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

       D. FORWARD COMMITMENTS

       The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

       E. REPURCHASE AGREEMENTS

       It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)    MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolios retain Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors

                           MERRIMAC MASTER PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

       Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios. The Adviser and Sub-Adviser voluntarily waived a portion of the Cash Portfolio's fee during the six months ended June 30, 2005.

       Lehman Brothers Asset Management LLC (formerly known as Lincoln Capital Fixed Income Management Company, LLC) ("LBAM") serves as the Sub-Adviser to the Cash Portfolio, Government Portfolio, and the Prime Portfolio. For its services as investment sub-adviser, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%. Prior to May 1, 2005, LBAM received an annual fee, computed and paid monthly by Investors Bank, based on average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and 0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio.

       M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services as investment sub-adviser, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

       ABN AMRO Asset Management LLC ("ABN AMRO") serves as sub-adviser to the Municipal Portfolio. For its services as investment sub-advisor to the Municipal Portfolio ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule; 0.12% on the first $75,000,000 and 0.10% on the next $75,000,000 in assets; and 0.08% on assets exceeding $150,000,000.

       The Portfolios do not pay a fee directly to the sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(3)    INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales for the respective Portfolios for the six months ended June 30, 2005 were aggregated as follows:

                                                                   COMBINED
                                                                MATURITIES AND
                                                  PURCHASES          SALES
                                               ---------------  ---------------

         Cash Portfolio......................  $40,911,457,087  $40,927,642,907
         Prime Portfolio.....................    5,036,898,012    5,232,607,734
         Treasury Portfolio..................      941,573,450      987,555,210
         Treasury Plus Portfolio.............  207,432,478,705  207,469,109,841
         U.S. Government Portfolio...........   37,528,673,902   36,725,399,555
         Municipal Portfolio.................      706,665,406      770,654,873

(4)    LINE OF CREDIT

       The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual Portfolio will have access to the entire $150 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Portfolios had no borrowings during the six months ended June 30, 2005.

                           MERRIMAC MASTER PORTFOLIO
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees of the Merrimac Master Portfolio (the "Master Trust"), and by a separate vote, the Independent Trustees of the Master Trust, approved the continuance of the Investment Adviser Agreements between the Master Trust and Investors Bank & Trust Company--Advisory Division (the "Adviser") with respect to each Portfolio and the Investment Sub-Adviser Agreements with respect to each Portfolio at a meeting held on May 5, 2005.

In determining whether to approve the continuation of the Investment Adviser Agreements and the Investment Sub-Adviser Agreements for the Portfolios, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Adviser Agreements and of the Investment Sub-Adviser Agreements was in the interests of each of the Portfolios, the Funds and their respective shareholders. The materials provided to the Independent Trustees included copies of the Investment Adviser Agreements and the Investment Sub-Adviser Agreements; a profitability analysis of the Adviser; comparative performance data for each Fund that invests in the Portfolios; comparative fee and expense data for each Fund; completed informational questionnaires from each Sub-Adviser and the Form ADV and annual financial report from each Sub-Adviser; and information about the Adviser's and Sub-Adviser's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Adviser Agreements and the Investment Sub-Adviser Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Adviser Agreement and the Investment Sub-Adviser Agreement with respect to each Portfolio. The Independent Trustees also reviewed the proposed continuation of each Investment Adviser Agreement and each Investment Sub-Adviser Agreement with respect to each of the Portfolios in a private session with counsel at which no representatives of management were present.

In deciding to renew the Investment Adviser Agreements with the Adviser and the Investment Sub-Adviser Agreements with each of LBAM LLC, ABN AMRO and M&I (collectively the "Sub-Advisers"), the Trustees of the Master Trust considered and evaluated a number of factors, including the following: the nature, extent and quality of the Adviser's and each Sub-Adviser's services, including with respect to the Adviser, its monitoring of the performance and expense ratio of each Portfolio; the investment performance of each Fund relative to comparable mutual funds; the expense ratio of each Fund relative to comparable mutual funds; the fees charged by the Adviser and each Sub-Adviser for the services provided to the Portfolios relative to the fees charged by other investment managers for comparable services; the qualifications and experience of the professional staff of the Adviser and each Sub-Adviser; the nature and quality of each Sub-Adviser's compliance systems and the Adviser's activities in monitoring such systems; the financial condition of the Adviser and each Sub-Adviser; the profitability to the Adviser of its relationship with the Funds and the Portfolios; any potential economies of scale; and the terms of the Investment Adviser and Investment Sub-Adviser Agreements. In reapproving each Investment Adviser and Investment Sub-Adviser Agreement, no single factor was determinative, and each Trustee attributed different weights to different factors. Information provided throughout the year by the Adviser and the Sub-Advisers was also considered as part of the deliberative process. The Independent Trustees were advised by independent legal counsel throughout the process.

In considering the nature, extent and quality of services of the Adviser, the Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of its personnel, as well as current staffing levels. The Board discussed the Adviser's effectiveness in monitoring the performance of the Sub-Advisers and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser's management through Board meetings, discussions and reports during the preceding year. The Board took into account the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Adviser's compliance policies and procedures. The Board also considered the Adviser's administrative capabilities, including its ability to supervise the other service providers to the Funds and the Portfolios. The Board considered the fees paid to the Adviser and the services provided to the Portfolios by the Adviser under the Investment Adviser Agreements, as well as other services provided by the Adviser and other divisions of Investors Bank & Trust Company ("IBT") and their affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to each Portfolio, IBT and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and Portfolios and the Master Trust. The Board also reviewed the compliance and administrative services provided to the Portfolios by the Adviser, including oversight of the Portfolio's day-to-day operations and oversight of Portfolio accounting. The Trustees also took into account the Adviser's performance of substantially similar duties for other portfolios of the Master Trust and the Funds. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Investment Adviser Agreements.

The Board compared the performance and advisory fees and total expense ratios for the Funds that invest in the Portfolios with various comparative data, including the industry average returns, advisory fees and expense ratios in each Fund's respective fund universe ("peer group"). Each Fund's performance and expense information was generally representative of the fees and performance of the respective Portfolio in which it invests, and therefore relevant to the Trustees' conclusions regarding the Portfolios' expenses and performance. The Trustees also noted that they review on a quarterly basis detailed information about the Portfolios' and Funds' performance results, portfolio composition and investment strategies.

The Board noted that the fees under the Investment Sub-Adviser Agreement for each Portfolio are paid by the Adviser out of the advisory fee it receives from the Portfolios and the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the expense

                           MERRIMAC MASTER PORTFOLIO
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Adviser.

CASH SERIES. For the one-year period ended December 31, 2004, the Fund's net returns, after taking into account Fund expenses, were above the average of its peer group. The Fund's total expenses for the same period and its advisory fee as of December 31, 2004 were below the average of its peer group. The Board noted that the Adviser has waived advisory fees for the Portfolio. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and its expenses were reasonable.

PRIME SERIES. For the one-year period ended December 31, 2004, the Fund's net returns, after taking into account Fund expenses, were above the average of its peer group. The Fund's total expenses for the same period and its advisory fee as of December 31, 2004 were above the average of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and its expenses were reasonable in view of the high quality of services received by the Portfolio and the Fund.

TREASURY SERIES. For the one-year period ended December 31, 2004, the Fund's net returns, after taking into account Fund expenses, were above the average of its peer group. The Fund's total expenses for the same period were below the average of its peer group and its advisory fee as of December 31, 2005 was above the average of its peer group. Based upon their review of various factors, the Trustees concluded that the Fund's performance was satisfactory and its expenses were reasonable in view of the high quality of services received by the Fund and the Portfolio.

TREASURY PLUS SERIES. For the one-year period ended December 31, 2004, the Fund's net returns, after taking into account Fund expenses, were above the average of its peer group. The Fund's total expenses for the same period and its advisory fee as of December 31, 2004 were below the average of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and its expenses were reasonable.

U.S. GOVERNMENT SERIES. For the one-year period ended December 31, 2004, the Fund's net returns, after taking into account Fund expenses, were above the average of its peer group. The Fund's total expenses for the same period and its advisory fee as of December 31, 2004 were below the average of its peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and its expenses were reasonable.

MUNICIPAL SERIES. For the one-year period ended December 31, 2004, the Fund's net returns, after taking into account Fund expenses, were above the average of its peer group. The Fund's total expenses for the same period were above the average of its peer group and its advisory fee as of December 31, 2004 was below the average of its peer group. Noting the Fund's strong performance against its peer group, the Trustees concluded that the Fund's performance was satisfactory and its expenses were reasonable in view of the high quality of services received by the Fund and the Portfolio.

The Board also took into consideration the financial condition and profitability of the Adviser and the other divisions of IBT and the direct and indirect benefits derived by the Adviser and other divisions of IBT and their affiliates from the Adviser's relationship with the Portfolios and the Funds. The Board considered the fact that IBT provides shareholder servicing, custody and administrative services to the Portfolios and the Funds. The information considered by the Board included operating profit margin information before tax expenses for IBT's advisory business. The Trustees determined that the Adviser had the financial wherewithal to continue to provide a high level of services to the Portfolios and the Funds. The Trustees also considered that an affiliate of IBT received Rule 12b-1 distribution fees from the Funds. The Trustees also noted that the Adviser and IBT, overall, derives reputational and other benefits from its association with the Portfolios and the Funds. The Trustees also noted that the Adviser pays the sub-advisory fees out of the advisory fee. The Trustees recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Portfolio and Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser's level of profitability from its relationship with each Portfolio and Fund was reasonable.

The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Portfolios to participate in any economies of scale that the Adviser may experience as a result of growth in the Portfolios' assets. The Board noted that the Portfolios' contractual advisory fees are generally below the average of the funds in their respective peer groups. The Board also considered the fact that the Adviser pays the sub-advisory fee out of its advisory fee and also took into account management's discussion of the scarcity of institutional money market funds that incorporate breakpoints into their advisory fee. The Board determined that the current investment advisory fee structure was reasonable.

In evaluating the nature, extent and quality of each Sub-Adviser's services, the Board considered information provided by the Adviser and the Sub-Advisers regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Advisers to discuss their respective performance and investment process and strategies. The Board considered each Sub-Adviser's level of knowledge. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to each Portfolio and the respective Sub-Adviser's level of staffing. The Trustees also noted each Sub-Adviser's

                           MERRIMAC MASTER PORTFOLIO
     APPROVAL OF INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

brokerage practices. The Board also considered each Sub-Adviser's regulatory and compliance history. The Board noted that the Adviser's compliance monitoring processes include reviews of compliance reports and compliance visits to the Sub-Adviser and that compliance issues are reported to the Board.

The Board compared the sub-advisory fees for each Portfolio with the fees that each Sub-Adviser charges to comparable clients, to the extent available, and also reviewed information provided by management comparing each Portfolio's sub-advisory fees with those of funds in its respective peer group. The Board considered that the Portfolio pays an advisory fee to the Adviser and that, in turn, the Adviser pays a sub-advisory fee to the Sub-Adviser. The Board found that each Portfolio's sub-advisory fee was reasonable under the facts and circumstances.

The Board also took into consideration the financial condition of each Sub-Adviser. In considering the profitability to the Sub-Adviser of its relationship with the Portfolio, the Trustees noted that the fees under each Investment Sub-Adviser Agreement were paid by the Adviser out of the advisory fees that it receives under the applicable Investment Adviser Agreement. The Trustees also relied on the ability of the Adviser to negotiate the Investment Sub-Adviser Agreement and the fees thereunder at arm's length. For each of the above reasons, the profitability to the Sub-Adviser of its relationship with the respective Portfolio was not a material factor in the Trustees' deliberations. For similar reasons and based upon the relevant Portfolio's current asset levels, the potential economies of scale in each Sub-Adviser's management of the Portfolio was also not a material factor in the Trustees' considerations at this time.

As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group and noted that the Board reviews on a quarterly basis information about the Fund and Portfolio's performance results, portfolio composition and investment strategies. The Board noted the Adviser's expertise and resources in monitoring the performance and investment process of each Sub-Adviser. The Board was mindful of the Adviser's focus on the Sub-Adviser's performance.

Based upon these and related factors and considerations, the Trustees collectively concluded that: (i) the Adviser possesses the capability and resources to perform the duties required of it under the Investment Adviser Agreements; (ii) each Sub-Adviser is qualified to manage the assets of its Portfolio or Portfolios in accordance with the Portfolio's investment objectives and policies; (iii) the Adviser and each Sub-Adviser maintain appropriate compliance programs; (iv) the performance of each Portfolio is reasonable in relation to the performance of funds with similar investment objectives (v) the fees paid by each Portfolio for investment advisory and sub-advisory services are reasonable in relation to those paid by similar mutual funds for similar services; and (vi) approval of the Investment Adviser Agreements with the Adviser and the Investment Sub-Adviser Agreements with each Sub-Adviser is in the best interests of each Portfolio and the shareholders of the Portfolios and the Funds.

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov.

Each Series of the Merrimac Series invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2003 to June 30, 2004.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

        Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

        Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END INVESTMENT COMPANIES.

        Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based upon their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

      (a)(2) Separate certifications for the Registrant's of Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

     (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                 Merrimac Master Portfolio
                 -------------------------------------------------------------

                   By:  /S/  Paul J. Jasinski
                        ------------------------------------------------------
                        Paul J.  Jasinski,  President and Principal
                        Executive Officer

Date September 6, 2005
     ------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                           By: /S/  Paul J. Jasinski
                               -----------------------------------------------
                               Paul J. Jasinski, President and Principal
                               Executive Officer
Date September 6, 2005
     ------------------------------------

                           By: /S/  John F. Pyne
                               -----------------------------------------------
                               John F. Pyne, Treasurer and Principal
                               Financial Officer

Date September 6, 2005
     ------------------------------------